Share-based payments (Tables)	6 Months Ended
Jun. 30, 2025
Share-based payments
Schedule of share-based options granted

Type of options	Grant Date	No. of options outstanding		Vesting period	Vesting conditions
ESOP options	November 2021, depending on the employee	196,053	*	2021-2026	Service condition
LTIP - Modified Class B complex vesting options	January 1, 2019	22,074	*	2022-2026	Service condition
Total share options outstanding as at June 30, 2025		218,127		—	—
*	Options granted refer to GDEV Inc. shares (adjusted for reverse share split)

Schedule of share-based payments expense

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Class B complex vesting	18	34	9	17
Employee stock option plan	445	356	373	175
Total recorded expenses	463	390	382	192
therein recognized:
within Selling and marketing expenses	—	19	—	6
within General and administrative expenses	463	371	382	186

Class B complex vesting (performance-based awards)
Share-based payments
Schedule of movement of the share options, related fair values ("FV") at grant dates and actual vesting

	Employee	Class B complex
	stock option	vesting - related to
	plan	GDEV Inc shares
Outstanding at the beginning of the period 2024 (units)	197,636	51,504
Exercised during the period (units)	(3,409)	(14,716)
Forfeited	(25,000)	—
Outstanding at June 30,2024 (units)	169,227	36,788

	Employee	Class B complex
	stock option	vesting - related to
	plan	GDEV Inc shares
Outstanding at the beginning of the period 2025 (units)	187,323	36,789
Granted during the period (units)	15,663	—
Modification of options (units)	—	—
Exercised during the period (units)	(6,933)	(14,715)
Forfeited	—	—
Cancelled	—	—
Outstanding at the end of the period June 30, 2025 (units)	196,053	22,074

Modification of complex options
Share-based payments
Schedule of fair value per one option and related assumptions used to estimate the fair value of our options at the grant date

Evaluation date (grant date)	January 1, 2019
Equity value, US$ mln	132
Expected volatility	41.00%
Dividend yield	6.80%
Proxy net income indicator	0.041201
Discount for Lack of Marketability*	8.40%
Total FV for 130 complex options**	7,856.12
*-	applied to the result of fair value estimation.
**-	total FV of 130 complex options related to Nexters Global shares that in November of 2021 were modified into 441,461 complex options related to the shares in GDEV Inc.

Stock options granted in 2021
Share-based payments
Schedule of fair value per one option and related assumptions used to estimate the fair value of our options at the grant date

Evaluation date (grant date)	November 16-30, 2021
Vesting period	60-90 months, depending on the employee
Share market price, US$	From 78.6 to 87.1
Strike (exercise) price, US$	0 or 100 depending on the grant
Expected volatility	36.15-37.88%
Dividend yield	0.0%
Risk-free interest rate	1.18-1.27%
Average grant-date FV of one option, US$	3.57